Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Detail)		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 329,266,676			¥ 1,187,211,176	¥ 2,132,923,674	$ 270,185,081	¥ 1,750,204,915	¥ 744,877,933
Restricted cash		154,373				1,000,000		1,000,000
Short-term investments		86,460,511				560,073,899		137,630,510
Accounts receivable, net of allowance for doubtful accounts		18,887,074				122,346,687		68,069,273
Amounts due from related parties		36,777,342				238,236,268		192,873,391
Deferred tax assets		0				0		21,852,937
Other current assets		11,599,874				75,141,655		58,510,220
Long-term investments		38,868,434				251,781,945		61,245,229
Property and equipment, net		30,330,552				196,475,249		92,154,228
Other non-current assets		2,606,708				16,885,730		11,979,918
Total assets		632,466,952				4,096,994,415		2,674,803,438
Accrued payroll and welfare expenses		76,366,789				494,688,785		320,462,551
Income tax payable		9,517,271				61,650,980		55,446,726
Deferred revenue		10,563,113				68,425,735		97,709,941
Other current liabilities		52,626,682				340,905,107		169,135,148
Non-current uncertain tax position liabilities		10,381				67,248		11,127,697
Other non-current liabilities		12,022,019				77,876,237		31,049,562
Total liabilities		241,285,293				1,562,997,866		734,931,625
Revenue:
Third-party revenues		172,081,593	¥ 1,114,710,141	¥ 797,763,861	589,611,288
Related party revenues		172,587,292	1,117,985,965	819,394,401	475,009,064
Total revenues		344,668,885	2,232,696,106	1,617,158,262	1,064,620,352
Less: business taxes and related surcharges		(17,408,420)	(112,768,265)	(88,673,371)	(58,643,752)
Net revenues		327,260,465	2,119,927,841	1,528,484,891	1,005,976,600
Other income		11,741,390	76,058,379	48,492,970	46,321,334
Net income		82,716,985	535,824,084	446,552,851	315,927,738
Cash flows provided by operating activities		104,222,475	675,132,348	589,637,901	573,905,135
Cash flows used in investing activities		(117,240,761)	(759,462,206)	(93,518,339)	(103,954,326)
Cash flows provided by financing activities		71,439,632	462,771,650	60,448,133	(19,449,301)
One Time Commissions
Revenue:
Third-party revenues		60,389,080	391,188,385	423,218,934	356,123,887
Related party revenues		66,177,945	428,687,491	180,943,785	128,209,082
Recurring Service Fees
Revenue:
Third-party revenues		61,948,882	401,292,465	319,933,077	202,437,468
Related party revenues		98,013,735	634,913,375	560,071,763	340,757,637
Performance Based Income
Revenue:
Third-party revenues		29,939,027	193,939,030	24,632,724	0
Related party revenues		8,309,193	53,825,293	76,342,053	0
Other Service
Revenue:
Third-party revenues		19,804,604	128,290,261	29,979,126	31,049,933
Related party revenues		86,419	559,806	2,036,800	6,042,345
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		90,338,002				585,191,507		473,114,220
Restricted cash		154,373				1,000,000		1,000,000
Short-term investments		25,870,383				167,583,165		38,771,063
Accounts receivable, net of allowance for doubtful accounts		8,137,851				52,715,369		23,424,971
Amounts due from related parties		20,887,175				135,302,942		80,585,481
Deferred tax assets		4,024,700				26,071,201		11,428,104
Other current assets		3,614,013				23,410,853		8,923,196
Long-term investments		17,504,462				113,390,404		3,000,000
Investment in affiliates		46,038,718				298,229,612		246,092,522
Property and equipment, net		6,199,801				40,161,068		22,508,520
Other non-current assets		866,224				5,611,229		1,130,863
Total assets		223,635,702				1,448,667,350		909,978,940
Accrued payroll and welfare expenses		28,047,357				181,685,160		68,617,341
Income tax payable		8,639,712				55,966,327		28,035,249
Amounts due to the Group's subsidiaries		24,956,969				161,666,257		169,322,299
Deferred revenue		4,480,197				29,021,820		37,883,923
Other current liabilities		11,736,449				76,026,370		27,770,537
Non-current uncertain tax position liabilities		10,381				67,248		¥ 6,323,573
Other non-current liabilities		6,118,598				39,635,057
Total liabilities		83,989,663				¥ 544,068,239		¥ 337,952,922
Revenue:
Third-party revenues		77,526,604	502,201,837	216,785,764	71,911,306
Related party revenues		81,470,269	527,748,108	383,647,533	153,272,246
Total revenues		158,996,873	1,029,949,945	600,433,297	225,183,552
Less: business taxes and related surcharges		(8,909,485)	(57,713,861)	(33,672,899)	(12,531,784)
Net revenues		150,087,388	972,236,084	566,760,398	212,651,768
Operating cost and expenses		(96,412,583)	(624,541,431)	(183,003,728)	(84,843,623)
Other income		6,038,364	39,115,317	11,888,078	15,361,268
Net income		50,572,369	327,597,694	310,817,616	118,101,044
Cash flows provided by operating activities	[1]	62,134,104	402,492,302	250,372,200	251,133,785
Cash flows used in investing activities		(45,339,006)	(293,697,015)	(53,726,568)	(95,707,011)
Cash flows provided by financing activities		506,653	3,282,000	1,365,117	37,930,172
Variable Interest Entity, Primary Beneficiary | One Time Commissions
Revenue:
Third-party revenues		22,434,351	145,325,240	80,516,730	7,172,187
Related party revenues		18,980,177	122,949,788	21,471,381	2,849,181
Variable Interest Entity, Primary Beneficiary | Recurring Service Fees
Revenue:
Third-party revenues		27,986,139	181,288,609	111,927,921	37,212,399
Related party revenues		53,856,270	348,870,146	285,753,554	144,771,936
Variable Interest Entity, Primary Beneficiary | Performance Based Income
Revenue:
Third-party revenues		25,621,650	165,971,926	22,994,446
Related party revenues		8,309,193	53,825,292	75,204,704
Variable Interest Entity, Primary Beneficiary | Other Service
Revenue:
Third-party revenues		1,484,464	9,616,062	1,346,667	27,526,720
Related party revenues		324,629	2,102,882	1,217,894	5,651,129
Variable Interest Entity, Primary Beneficiary | Noah Holdings Limited
Revenue:
Net income		$ 50,358,049	¥ 326,209,370	¥ 292,244,283	¥ 108,261,911

[1]	Cash flows provided by operating activities in 2013, 2014 and 2015 include amounts due to the Group's subsidiaries of RMB209,824,414, RMB169,322,299 and RMB161,666,257 (US$24,956,969).